Cover	Dec. 05, 2023
Cover [Abstract]
Entity Registrant Name	COMMONWEALTH INCOME & GROWTH FUND VII, LP
Entity Central Index Key	0001450335
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form-K amends Item 4.02 on Form 8-K filed on November 28, 2023 (the “Original Form 8-K) to provide additional detail on accounting error found, the periods impacted periods and estimated impact to those statements.
Entity Emerging Growth Company	false
Document Period End Date	Dec. 05, 2023
Entity File Number	333-156357
Entity Incorporation State Country Code	PA
Entity Tax Identification Number	26-3733264
Entity Address Address Line 1	4532 US Highway 19
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	New Port Richey
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34652
City Area Code	877
Local Phone Number	654-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false